UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell
Title:     Head of Legal and Compliance
Phone:     +44 207 929 8839

Signature, Place, and Date of Signing:



/s/ Tanya Farrell          London, England          February 1, 2010
-----------------          ---------------          ----------------
Signature                    City, State                  Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          nil

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $434,764
                                           (thousands)

                              SLOANE ROBINSON LLP

                           Form 13F Information Table




NAME                              TITLE OF CLASS    CUSIP      VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
                                                               X$1000   OR PRN     PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
                                                                        AMOUNT
------------------------------    --------------    ---------  -------  ---------  --- ---- ---------- -------- ----   ------   ----
AMERICA MOVIL SAB DE CV           SPON ADR L SHS    02364W105   52,773  1,123,311  SH          SOLE           1,123,311
ANGLOGOLD ASHANTI LTD             SPONSORED ADR     035128206   71,649  1,783,200  SH          SOLE           1,783,200
BAIDU INC                         SPON ADR REP A    056752108      164        400  SH          SOLE                 400
BARRICK GOLD CORP                      COM          067901108   18,446    468,400  SH          SOLE             468,400
CTRIP COM INTL LTD                     ADR          22943F100      151      2,100  SH          SOLE               2,100
DESARROLLADORA HOMEX S A DE       SPONSORED ADR     25030W100   12,520    372,400  SH          SOLE             372,400
GAFISA S A                        SPONS ADR         362607301    7,168    221,500  SH          SOLE             221,500
GOLD FIELDS LTD                   SPONSORED ADR     38059T106   31,695  2,417,600  SH          SOLE           2,417,600
ITAU UNIBANCO HLDG SA             SPON ADR REP PFD  465562106  120,009  5,254,319  SH          SOLE           5,254,319
MICROSOFT CORP                         COM          594918104    3,995    131,074  SH          SOLE             131,074
MOBILE TELESYSTEMS OJSC           SPONSORED ADR     607409109      821     16,800  SH          SOLE              16,800
NEW ORIENTAL ED & TECH GRP I      SPON ADR          647581107   32,180    425,600  SH          SOLE             425,600
PETROLEO BRASILEIRO SA PETRO      SPONSORED ADR     71654V408   47,256    991,100  SH          SOLE             991,100
SHANDA INTERACTIVE ENTMT LTD      SPONSORED ADR     81941Q203      137      2,600  SH          SOLE               2,600
TELEFONOS DE MEXICO S A B         SPON ADR ORD L    879403780    1,777    107,200  SH          SOLE             107,200
TEVA PHARMACEUTICAL INDS LTD           ADR          881624209   32,107    571,500  SH          SOLE             571,500
VALE S A                               ADR          91912E105    1,916     66,000  SH          SOLE              66,000